Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Loss for the period	$ (75,722)	$ (90,813)	$ (188,030)	$ (140,287)
Adjustments for:
Finance costs	2,243	2,569	4,530	1,116
Finance income	(28)	(6)	(610)	(1,015)
Depreciation and amortization	13,322	6,459	14,487	2,496
Share-based compensation	12,344	433	9,557	7,966
Taxation	(2,493)	2,937	4,639	(5,559)
Exchange loss	91	2,146	2,836	(17,075)
Gain on disposal of subsidiary	(3,917)
Impairment expense		32	6,436
Share of net loss of associates and joint ventures accounted for using the equity method	1,276	309	1,124
Cash flows from (used in) operations before changes in working capital	(52,884)	(75,934)	(145,031)	(152,358)
(Increase) in trade and other receivables	(12,414)	(8,291)	738	(9,308)
Increase/(Decrease) in trade and other payables	43,604	(3,166)	2,323	18,052
Increase/(Decrease) liabilities directly associated with the assets held for sale			1,822
Proceeds from sale of investment in subsidiary	1,460
Decrease in other assets/liabilities	768		(3,282)
Net cash used in operating activities	(19,466)	(87,391)	(143,430)	(143,614)
Cash flows from investing activities
Capital expenditure	(2,444)	(460)	(719)	(1,915)
Interest received	7	6	673	1,015
Development costs capitalized	(16,254)	(18,138)	(36,509)	(36,036)
Payment for acquisition of trade and assets			(25,671)
Acquisition of subsidiary, net of cash acquired	(13,835)
Proceeds from sale of investment in subsidiary	2,213
Purchase of shares in associates and joint ventures	(5,000)	(5,000)	(10,000)
Net cash used in investing activities	(35,313)	(23,592)	(72,226)	(36,936)
Cash flows from financing activities
Proceeds from issuance of convertible loan notes			100,000	51,064
Repayment of convertible loans				(14,794)
Repayment of cash loan				(1,231)
Proceeds from other loans	116	357
Payments from exercise of share options	(482)
Net proceeds from issue of share capital		1	12,096	320,334
Fees directly attributable to equity raise		(10,245)	(10,245)	(773)
Principle payments on leases	(2,293)	(782)	(1,541)	(1,228)
Interest paid	(1,826)	(2,338)	(252)	(851)
Net cash outflow from financing activities	(4,485)	(13,007)	100,058	352,521
Net (decrease) in cash and cash equivalents	(59,264)	(123,990)	(115,598)	171,971
Cash and cash equivalents at beginning of year	101,757	214,888	214,888	46,031
Effect of exchange rate changes on cash and cash equivalents	(112)	(702)	2,467	(3,114)
Cash and cash equivalents at end of year	42,381	$ 90,196	$ 101,757	$ 214,888
Non-cash financing and investing activities:
Warrants issued as consideration for acquisitions	2,340
Conversion of Loan Agreements	$ 70,000